CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (26,871,234)	$ (1,845,170)	$ (23,738,837)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	345,365	392,619	387,020
Amortization of right-of-use assets			513,218
Loss from disposal of property and equipment	578,553	6,991	1,275
Provision for credit loss of accounts receivables	22,911,671	(702,156)	19,276,587
Provision for doubtful accounts of prepayments	47,645	(1,243,233)	1,196,563
Provision for credit loss of other current assets	50,587	7,061	(12,483)
Impairment of prepayments for licensed copyrights		2,664,622
Changes in fair value of short-term investments	(473,361)	(596,796)	(17,335)
Changes in fair value of warrant liabilities		(832)	(1,912)
Share of equity loss in one equity investee	86,405	9,214
Impairment of long-term investments	0	128,204	0
Changes in operating assets and liabilities:
Accounts receivable	(892,403)	5,818,395	1,197,088
Other current assets	117,898	(445,227)	1,745,634
Accounts payable	1,408,546	(6,324,955)	(2,442,824)
Advance from advertisers	(64,345)	114,874	(769,787)
Advertiser deposits	230,242	(437,091)	(313,009)
Income tax payable	12,747
Accrued expenses and other liabilities	77,937	(6,830)	(1,848,320)
Due to related parties	(8,356)	8,653
Operating lease liabilities			(378,689)
Net Cash (Used in) Provided by Operating Activities	(1,520,419)	2,259,466	1,601,481
Cash Flows from Investing Activities:
Purchases of property and equipment	(479,764)	(7,412)	(1,514,414)
Purchases of intangible assets	(5,805)	(22,696)	(13,463)
Proceeds from disposal of property and equipment			222,916
Purchases of short-term investments	(277,944)	(1,285,147)	(5,215,262)
Redemption of short-term investments	1,948,314	2,359,920	1,931,936
Purchase of long-term investments		(4,801,650)	(832,219)
Deposits made to a third party for future business combination		(2,554,539)
Loans made to a related part		(1,412)
Repayment of loans from related parties	1,390		1,642,724
Net Cash Provided by (Used in) Investing Activities	1,186,191	(6,312,936)	(3,777,782)
Cash Flows from Financing Activities:
Proceeds from bank borrowings	694,859	2,259,600	1,486,105
Repayment of bank borrowings	(2,223,550)	(1,412,250)
Repayment of borrowings to third parties			(1,456)
Payments of dividends to shareholders			(1,188,884)
Net Cash (Used in) Provided by Financing Activities	(1,528,691)	847,350	295,765
Effect of exchange rate changes on cash, cash equivalents and restricted cash	27,385	(156,895)	(323,238)
Net decrease in cash and cash equivalents	(1,835,534)	(3,363,015)	(2,203,774)
Cash and cash equivalents at beginning of year	3,316,062	6,679,077	8,882,851
Cash and cash equivalents at end of year	1,480,528	3,316,062	6,679,077
Supplemental Cash Flow Information
Cash paid for interest expense	69,234
Cash paid for income tax			2,158
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations			4,299
Non-related party
Changes in operating assets and liabilities:
Prepayments	274,045	1,064,623	6,859,021
Media deposits	434,822	532,336	(134,687)
Related Party
Changes in operating assets and liabilities:
Prepayments	$ 212,817	3,012,482	(1,160,912)
Media deposits		$ 101,682	$ 1,243,870